UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2017

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.3%
Alabama - 4.3%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,750,000	$1,997,328	(a)
Convertible CAB, Subordinated Lien, (Step bond, 0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	11,020,000	9,107,148
Subordinated Lien Warrants	6.000%	10/1/42	4,880,000	5,702,036
Subordinated Lien Warrants	6.500%	10/1/53	8,250,000	9,857,842

Total Alabama				26,664,354

Arizona - 2.6%
La Paz County, AZ, IDA, Educational Facility Lease Revenue:
Charter School Solutions, Harmony Public School Project	5.000%	2/15/36	750,000	807,345	(b)
Charter School Solutions, Harmony Public School Project	5.000%	2/15/46	3,000,000	3,205,260	(b)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	850,000	937,881	(b)
Phoenix, AZ, IDA Education Revenue, Basis School Inc.	5.000%	7/1/45	7,000,000	7,233,520	(b)
University Medical Center Corp., AZ, Hospital Revenue	6.000%	7/1/24	1,250,000	1,347,875	(c)
University Medical Center Corp., AZ, Hospital Revenue	6.500%	7/1/39	2,000,000	2,173,020	(c)

Total Arizona				15,704,901

California - 8.2%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,295,560
California School Finance Authority, School Facilities Revenue:
KIPP LA Project	5.000%	7/1/34	600,000	680,886
KIPP LA Project	5.125%	7/1/44	750,000	843,172
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	7,500,000	8,090,325	(b)(d)
California State Public Works Board, Lease Revenue:
California State Prisons LA	5.000%	10/1/28	3,500,000	3,941,175
Various Capital Project	5.125%	10/1/31	2,000,000	2,254,240
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	3,085,000	3,334,145
Provident Group-Pomona Properties LLC	5.750%	1/15/45	2,230,000	2,412,615
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,140,000	2,378,503
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	14,000,000	20,057,100
Redding, CA, RDA, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/36	1,250,000	1,251,925
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,740,000	2,932,704

Total California				50,472,350

Colorado - 5.0%
Clear Creek Station Metropolitan District No. 2, GO	7.375%	12/15/47	500,000	504,505
Colliers Hill Metropolitan District #2, GO	6.250%	12/1/37	750,000	762,300
Colliers Hill Metropolitan District #2, GO	6.500%	12/1/47	1,250,000	1,270,300
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	545,150
Dominion Water & Sanitation District Co. Revenue	6.000%	12/1/46	3,000,000	3,131,520
Leyden Rock Metropolitan District #10, GO	4.375%	12/1/33	750,000	743,565

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Leyden Rock Metropolitan District #10, GO	5.000%	12/1/45	$1,250,000	$1,270,037
North Range, CO, Metropolitan District #2, GO	5.625%	12/1/37	500,000	505,305
North Range, CO, Metropolitan District #2, GO	7.750%	12/15/47	1,000,000	1,010,040
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	11,550,000	16,269,445
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	3,915,000	3,685,229
Solaris, CO, Metropolitan District #3, GO	5.000%	12/1/36	850,000	888,072

Total Colorado				30,585,468

Delaware - 1.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	9,000,000	9,304,290

District of Columbia - 1.1%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/32	2,130,000	2,339,379
Friendship Public Charter School Inc.	5.000%	6/1/42	1,250,000	1,349,625
Ingleside Rock Creek Project	5.000%	7/1/42	300,000	315,960
KIPP Charter School	6.000%	7/1/33	1,000,000	1,159,100
KIPP Charter School	6.000%	7/1/43	1,450,000	1,658,728

Total District of Columbia				6,822,792

Florida - 1.0%
Capital Trust Agency, FL, Senior Living Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	250,000	256,408	(b)
Florida State Development Finance Corp., Educational Facilities Revenue:
Renaissance Charter School Inc. Project	6.000%	6/15/35	1,200,000	1,279,920	(b)
Renaissance Charter School Inc. Project	6.125%	6/15/46	990,000	1,041,856	(b)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	1,100,000	1,066,912	(b)
Palm Beach County, FL, Health Facilities Authority Revenue, Sinai Residences Boca Raton Project	7.500%	6/1/49	1,600,000	1,943,888
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	375,000	385,241
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	355,000	4	*(e)

Total Florida				5,974,229

Georgia - 0.6%
Franklin County, GA, Industrial Building Authority Revenue:
Emmanuel College Inc.	5.750%	11/1/25	1,000,000	500,000	*(e)
Emmanuel College Inc.	6.000%	11/1/32	2,850,000	1,425,000	*(e)
Emmanuel College Inc.	6.250%	11/1/43	3,000,000	1,500,000	*(e)

Total Georgia				3,425,000

Hawaii - 1.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	8,000,000	8,653,200

Illinois - 7.5%
Chicago, IL, GO	5.000%	1/1/25	1,000,000	1,107,630
Chicago, IL, GO	5.500%	1/1/37	5,500,000	5,973,495

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO	6.000%	1/1/38	$1,250,000	$1,433,950
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,050,000	1,142,841
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.000%	1/1/42	1,000,000	1,126,710	(d)
Senior Lien	5.000%	1/1/47	1,000,000	1,120,010	(d)
Senior Lien	5.000%	1/1/52	1,000,000	1,110,880	(d)
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/38	2,000,000	2,216,820
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/29	1,400,000	1,637,664
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,249,968	(d)
Illinois State Finance Authority Revenue:
Franciscan Communities Inc.	5.125%	5/15/43	2,700,000	2,842,614
Park Place of Elmhurst Project	6.240%	5/15/38	4,250,000	4,125,560
Park Place of Elmhurst Project	6.330%	5/15/48	10,059,750	9,992,149
Park Place of Elmhurst Project	2.000%	5/15/55	2,525,250	138,788	*(e)
Illinois State, GO	5.000%	2/1/26	2,500,000	2,730,900
Illinois State, GO	5.000%	1/1/41	5,000,000	5,200,100
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project	5.200%	6/15/50	40,000	40,544
McCormick Project, State Appropriations	5.250%	6/15/50	180,000	182,669
McCormick Project, State Appropriations	5.000%	6/15/50	300,000	301,737
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	2,800,000	378,504

Total Illinois				46,053,533

Indiana - 2.0%
Indiana State Finance Authority Revenue, Educational Facilities, Marian University Project	6.375%	9/15/41	10,000,000	10,978,300
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,191,870	(d)

Total Indiana				12,170,170

Kentucky - 2.1%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro Medical Health Systems	6.375%	6/1/40	11,500,000	12,991,895	(c)

Louisiana - 0.5%
Epps, LA, COP	8.000%	6/1/18	775,000	77,500	*(e)
Louisiana Local Government Environmental Facilities, CDA Revenue, Capital Project & Equipment Acquisition Program, ACA	6.550%	9/1/25	425,000	474,797
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Property,Louisiana State University Greenhouse Development	5.000%	7/1/42	1,000,000	1,128,170
Provident Group, Flagship Property,Louisiana State University Greenhouse Development	5.000%	7/1/47	1,500,000	1,680,450

Total Louisiana				3,360,917

Maryland - 6.9%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	9,000,000	9,598,410
Transportation Facilities Project	5.750%	6/1/35	21,625,000	23,062,846
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	9,000,000	10,110,420

Total Maryland				42,771,676

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 4.7%
Massachusetts State DFA Revenue:
Suffolk University	5.750%	7/1/39	$9,140,000	$9,833,909	(c)
Suffolk University	5.750%	7/1/39	4,600,000	4,898,770
Tufts Medical Center Inc.	6.875%	1/1/41	2,400,000	2,813,376	(c)
Tufts Medical Center Inc.	6.875%	1/1/41	1,600,000	1,834,736
Massachusetts State HEFA Revenue, Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	9,000,000	9,521,640

Total Massachusetts				28,902,431

Michigan - 2.1%
Michigan State Finance Authority Ltd. Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,355,000	1,440,338	(b)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	1,400,000	1,418,522	(b)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,130,000	1,261,204
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,180,000	1,284,631
Michigan State Strategic Fund Ltd. Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	1,000,000	1,045,420
Evangelical Homes of Michigan	5.500%	6/1/47	1,000,000	1,043,880
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,237,080	(c)
Saline, MI, EDC Revenue, Evangelical Homes of Michigan Project	5.500%	6/1/47	1,235,000	1,289,192

Total Michigan				13,020,267

Missouri - 1.9%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,000,000	978,680	(b)
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	2,000,000	2,179,040
Lutheran Senior Services	5.000%	2/1/44	2,450,000	2,627,478
Raytown, MO, Annual Appropriation Supported Tax:
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/19	1,000,000	1,003,140
Raytown Live Redevelopment Plan Project 1	5.000%	12/1/20	1,555,000	1,559,743
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	3,000,000	3,444,240

Total Missouri				11,792,321

Nevada - 0.6%
Director of the State of Nevada Department of Business & Industry Revenue:
Somerset Academy of Las Vegas	5.000%	12/15/35	1,295,000	1,339,457	(b)
Somerset Academy of Las Vegas	5.125%	12/15/45	2,015,000	2,058,504	(b)

Total Nevada				3,397,961

New Jersey - 7.9%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	2,000,000	2,177,480	(d)
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	5.125%	9/15/23	8,000,000	8,818,320	(d)
Newark Downtown District Management Corp.	5.125%	6/15/27	400,000	400,288
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	2,127,240
School Facilities Construction(SIFMA Municipal Swap Index Yield + 1.600%)	2.520%	3/1/28	17,500,000	17,080,000	(f)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	300,000	348,906

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	$2,780,000	$2,917,943	(d)
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	16,500,000	9,458,625
Transportation System	5.000%	6/15/32	4,625,000	4,998,099

Total New Jersey				48,326,901

New Mexico - 0.2%
Otero County, NM:
COP, Jail Project Revenue	8.750%	4/1/18	365,000	363,500
COP, Jail Project Revenue	9.000%	4/1/23	500,000	486,545
COP, Jail Project Revenue	9.000%	4/1/28	500,000	469,760	(f)

Total New Mexico				1,319,805

New York - 6.1%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	21,870,000	24,329,282	(c)
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam At Harborside	2.000%	1/1/49	568,226	96,598
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Amboy Properties Corp. Project	6.750%	6/1/20	1,110,000	1,109,989
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	2,300,000	2,717,450
New York State Transportation Development Corp., Special Facilities Revenue, LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	1,300,000	1,423,851	(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/36	7,000,000	7,802,270

Total New York				37,479,440

North Carolina - 0.3%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/51	1,600,000	1,750,416

Ohio - 1.1%
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,818,481	(d)
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	5,000,000	5,196,750

Total Ohio				7,015,231

Oklahoma - 1.9%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	860,000	659,938
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,141,610	(c)
Montereau Inc. Project	5.250%	11/15/37	500,000	561,635
Montereau Inc. Project	7.250%	11/1/40	7,000,000	8,012,690	(c)
Montereau Inc. Project	5.250%	11/15/45	1,000,000	1,112,890

Total Oklahoma				11,488,763

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.0%
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	$4,000,000	$4,321,240
Pennsylvania Economic Development Financing Authority:
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.625%	1/1/19	1,420,000	1,455,684
Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	5,000,000	5,262,500
Pennsylvania Higher EFA Revenue, Shippensburg University	6.000%	10/1/31	3,500,000	3,806,635
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/42	635,000	662,483
Performing Arts Charter School Project	6.000%	6/15/23	2,965,000	3,159,593	(b)

Total Pennsylvania				18,668,135

Rhode Island - 0.0%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	245,000	*(e)

Texas - 20.2%
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	2,500,000	2,736,575	(c)
Central Texas Regional Mobility Authority Revenue:
Capital Appreciation	0.000%	1/1/36	2,800,000	1,375,948
Capital Appreciation	0.000%	1/1/38	2,000,000	898,140
Capital Appreciation	0.000%	1/1/40	2,200,000	900,724
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.000%	12/1/30	1,120,000	1,276,979	(c)
Clifton, TX, Higher Education Finance Corp., Education Revenue	6.125%	12/1/40	4,000,000	4,575,680	(c)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, (Step bond, 0.000% until 10/1/23; 5.500%)	0.000%	10/1/35	4,000,000	3,760,000
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,090,000	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	5,135,000	5,375,883	(c)
Houston, TX, Airport System Revenue	5.000%	7/15/35	7,500,000	8,090,550	(d)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Inc., Terminal Project	6.500%	7/15/30	6,500,000	7,164,170	(d)
Special Facilities, Continental Airlines Inc., Terminal Project	6.625%	7/15/38	5,000,000	5,525,100	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/33	110,000	127,048	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/35	110,000	126,114	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/36	110,000	125,743	(d)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Senior Living-Langford Project	5.500%	11/15/46	750,000	754,755
MRC Senior Living-Langford Project	5.500%	11/15/52	1,125,000	1,127,351
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	1,150,000	1,260,314
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	650,000	718,204

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	$500,000	$540,350
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	1,625,000	1,720,712	(c)
First Tier	6.250%	1/1/39	375,000	395,333
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckingham Senior Living Ventana Project	6.750%	11/15/47	1,000,000	1,086,360
Buckner Retirement Services Inc. Project	5.000%	11/15/37	1,000,000	1,138,720
Buckner Retirement Services Inc. Project	5.000%	11/15/46	1,200,000	1,349,052
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	5,000,000	1,500,000	*(e)
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	6,500,000	7,970,430
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	16,460,000	18,591,076
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	28,000,000	31,071,040
Texas State Public Finance Authority, Charter School Finance Corp. Revenue:
Cosmos Foundation Inc.	6.000%	2/15/30	1,000,000	1,105,270	(c)
Cosmos Foundation Inc.	6.200%	2/15/40	4,000,000	4,439,000	(c)
Texas State Water Development Board Revenue	5.000%	10/15/42	3,500,000	4,128,110
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	465,000	418,742
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	900,000	958,338	(b)
Inspired Living Lewsville Project	10.000%	12/1/51	150,000	149,543

Total Texas				124,571,354

U.S. Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	7,500,000	4,509,375

Utah - 0.1%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	839,258

Virginia - 1.5%
Virginia State Small Business Financing Authority Revenue, Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	1,000,000	1,074,050	(d)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.750%	7/1/38	7,500,000	7,950,300

Total Virginia				9,024,350

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	368,711	(b)
Heron’s Key	6.750%	7/1/35	350,000	370,969	(b)

Total Washington				739,680

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.2%
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	7.000%	12/1/50	$750,000	$866,955	(b)
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project	5.125%	6/1/48	3,000,000	3,025,770	(b)
Church Home of Hartford Inc.	5.000%	9/1/38	1,250,000	1,288,550	(b)
Wisconsin State HEFA Revenue, Aurora Health Care Inc.	5.625%	4/15/39	2,000,000	2,142,640

Total Wisconsin				7,323,915

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $561,575,052)				605,369,378

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
New Jersey - 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.900%	7/1/36	200,000	200,000	(g)(h)

New York - 0.1%
New York City, NY, TFA Revenue, New York City Recovery Project, SPA-Royal Bank of Canada	0.140%	11/1/22	125,000	125,000	(g)(h)
New York State Housing Finance Agency Revenue, 42nd & 10th Housing, LIQ-FHLMC, LOC-FHLMC	0.950%	11/1/41	625,000	625,000	(d)(g)(h)

Total New York				750,000

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.900%	11/1/34	1,000,000	1,000,000	(g)(h)
Washington - 0.0%
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.920%	12/1/38	195,000	195,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,145,000)				2,145,000

TOTAL INVESTMENTS - 98.6% (Cost - $563,720,052)				607,514,378
Other Assets in Excess of Liabilities - 1.4%				8,437,611

TOTAL NET ASSETS - 100.0%				$615,951,989

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of October 31, 2017.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2017

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At October 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	120	12/17	$18,619,531	$18,296,250	$(323,281)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$605,369,378	—	$605,369,378

Short-term investments†	—	2,145,000	—	2,145,000

Total investments	—	$607,514,378	—	$607,514,378

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$323,281	—	—	$323,281

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 21, 2017